Financial Instruments	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS

20. FINANCIAL INSTRUMENTS
Cenovus’s financial assets and financial liabilities consist of cash and cash equivalents, accounts receivable and accrued revenues, restricted cash, risk management assets and liabilities, accounts payable and accrued liabilities, short-term borrowings, lease liabilities, contingent payments, long-term debt, certain portions of other assets and certain portions of other liabilities. Risk management assets and liabilities arise from the use of derivative financial instruments.
A) Fair Value of Non-Derivative Financial Instruments
The fair values of cash and cash equivalents, accounts receivable and accrued revenues, accounts payable and accrued liabilities, and short-term borrowings approximate their carrying amount due to the short-term maturity of these instruments.
The fair values of restricted cash, certain portions of other assets and certain portions of other liabilities approximate their carrying amount due to the specific non-tradeable nature of these instruments.
Long-term debt is carried at amortized cost. The estimated fair value of long-term debt was determined based on period-end trading prices of long-term debt on the secondary market (Level 2). As at September 30, 2024, the carrying value of Cenovus’s long-term debt was $7.2 billion and the fair value was $6.8 billion (December 31, 2023, carrying value – $7.1 billion; fair value – $6.6 billion).
The Company classifies certain private equity investments as FVOCI as they are not held for trading and fair value changes are not reflective of the Company’s operations. These assets are carried at fair value in other assets. Fair value is determined based on recent market activity, which may include equity transactions of the entity when available (Level 3).
The following table provides a reconciliation of changes in the fair value of private equity investments classified as FVOCI:

Total
As at December 31, 2023	131
Acquisitions	3
Changes in Fair Value	139
As at September 30, 2024	273
B) Fair Value of Risk Management Assets and Liabilities
Risk management assets and liabilities are carried at fair value in accounts receivable and accrued revenues, accounts payable and accrued liabilities (for short-term positions), other assets and other liabilities (for long-term positions). Changes in fair value are recorded in (gain) loss on risk management.
The Company’s risk management assets and liabilities consist of condensate and refined product futures; crude oil and natural gas futures and swaps; and renewable power, power and foreign exchange contracts. The Company may also enter into forwards and options to manage commodity, foreign exchange and interest rate exposures.
Crude oil, natural gas, condensate, refined products and power contracts are recorded at their estimated fair value based on the difference between the contracted price and the period-end forward price for the same commodity, using quoted market prices or the period-end forward price for the same commodity, extrapolated to the end of the term of the contract (Level 2). The fair value of foreign exchange rate contracts is calculated using external valuation models that incorporate observable market data and foreign exchange forward curves (Level 2).
The fair value of renewable power contracts are calculated using internal valuation models that incorporate broker pricing for relevant markets, some observable market prices and extrapolated market prices with inflation assumptions (Level 3). The fair value of renewable power contracts are calculated by Cenovus’s internal valuation team, which consists of individuals who are knowledgeable and have experience in fair value techniques.
Summary of Risk Management Positions

	September 30, 2024			December 31, 2023
	Risk Management			Risk Management
As at	Asset	Liability	Net	Asset	Liability	Net
Crude Oil, Condensate, Natural Gas, and Refined Products	6	8	(2)	11	19	(8)
Power Contracts	6	2	4	2	—	2
Renewable Power Contracts	—	13	(13)	18	—	18
	12	23	(11)	31	19	12
The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

	September 30,	December 31,
As at	2024	2023
Level 2 – Prices Sourced From Observable Data or Market Corroboration	2	(6)
Level 3 – Prices Sourced From Partially Unobservable Data	(13)	18
	(11)	12
The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities:

Total
As at December 31, 2023	12
Change in Fair Value of Contracts in Place, Beginning of Year	(11)
Change in Fair Value of Contracts Entered Into During the Period	(23)
Fair Value of Contracts Realized During the Period	11
As at September 30, 2024	(11)
Earnings Impact of (Gains) Losses From Risk Management Positions

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2024	2023	2024	2023
Realized (Gain) Loss	(27)	—	11	1
Unrealized (Gain) Loss	7	72	31	88
(Gain) Loss on Risk Management	(20)	72	42	89
Realized and unrealized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates.